Leases - Summary of Detailed Information About Amounts Recognized In Profit of Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disclosure Of Detailed Information About Lease Cost [Abstract]
Depreciation charge for right-of-use assets	¥ 50,461	$ 7,034	¥ 46,071	¥ 43,129
Interest expenses on lease liabilities	1,714	239	1,969	¥ 1,547
Expenses relating to short-term leases (included in selling, general and administrative expenses and research and development expenses)	21,458	2,991	18,275
Total amount recognized in profit or loss	¥ 73,633	$ 10,264	¥ 66,315